Consolidated Statement of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Deficit	Accum. Other Comp. (Loss) Income	Total Stockholders’ Equity (Deficit)	Non-Controlling Interest
Beginning balance at Dec. 31, 2011	$ 22,797	$ 0	$ 21,985	$ 5,988	$ (5,176)	$ 22,797	$ 0
Beginning balance (shares) at Dec. 31, 2011		25,794
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Surrender of common stock by employees (shares)		(22)
Surrender of common stock by employees	(337)		(337)			(337)
Dividends paid	(10,284)			(10,284)		(10,284)
Accrued dividends		748		(748)
Share-based compensation expense (shares)		60
Share-based compensation expense	796		796			796
Other comprehensive (loss) income:
Net income (loss)	(3,957)			(3,957)		(3,957)
Foreign currency translation adjustment	26				26	26
Pension liability adjustment, net of tax	(2,134)				(2,134)	(2,134)
Natural gas hedge adjustments	1,786				1,786	1,786
Comprehensive loss	(4,279)					(4,279)
Ending balance at Dec. 31, 2012	8,693	748	22,444	(9,001)	(5,498)	8,693	0
Ending balance (shares) at Dec. 31, 2012		25,832
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger with parent stock exchange (shares)	12,164,168
Merger with parent stock exchange	(77,162)	(3,241)	(39,057)	(34,864)		(77,162)
Issuance of stock (shares)	8,350,193
Issuance of stock	16,500		16,500			16,500
Accrued dividends		2,495		(2,495)
Share-based compensation expense	754		754			754
Other comprehensive (loss) income:
Net income (loss)	(17,418)			(17,401)		(17,401)	(17)
Foreign currency translation adjustment	167				167	167
Pension liability adjustment, net of tax	5,791				5,791	5,791
Natural gas hedge adjustments	1,267				1,267	1,267
Comprehensive loss	(10,193)					(10,176)	(17)
Ending balance at Dec. 31, 2013	$ (61,408)	$ 2	$ 641	$ (63,761)	$ 1,727	$ (61,391)	$ (17)
Ending balance (shares) at Dec. 31, 2013		20,540,193